ORGANIZATION AND PRINCIPAL ACTIVITIES(Details)	12 Months Ended
	Dec. 31, 2015	Aug. 31, 2015	Apr. 10, 2012
Ku6 Beijing Information
Organization and Principal Activities [Line Items]
Percentage of ownership or economic interest in VIEs	100.00%
Tianjin Information
Organization and Principal Activities [Line Items]
Percentage of ownership or economic interest in VIEs	100.00%
Ku6 Network
Organization and Principal Activities [Line Items]
Percentage of ownership or economic interest in VIEs	100.00%
Ku6 Culture
Organization and Principal Activities [Line Items]
Percentage of ownership or economic interest in VIEs	100.00%
Beijing Technology
Organization and Principal Activities [Line Items]
Percentage of ownership or economic interest in subsidiaries	100.00%
Tianjin Technology
Organization and Principal Activities [Line Items]
Percentage of ownership or economic interest in subsidiaries	100.00%
Kusheng
Organization and Principal Activities [Line Items]
Percentage of ownership or economic interest in subsidiaries	100.00%
Beijing Modo
Organization and Principal Activities [Line Items]
Percentage of ownership or economic interest in affiliates- Equity method	30.00%	30.00%
Yisheng
Organization and Principal Activities [Line Items]
Percentage of ownership or economic interest in affiliates- Equity method	20.00%		20.00%
Bale
Organization and Principal Activities [Line Items]
Percentage of ownership or economic interest in affiliates- Equity method			20.00%
Percentage of ownership or economic interest in affiliates- Cost method	7.00%